Share-based compensation (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 $ / shares shares	Dec. 31, 2021 CAD ($) Month shares $ / shares	Dec. 31, 2020 CAD ($) Month shares $ / shares	Dec. 31, 2019 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $ / shares		$ 16.04	$ 14.83
Share-based compensation related to share options		$ 3,600,000	$ 2,800,000
Share-based compensation capitalized		$ 200,000	$ 100,000
Number of share options granted | shares		763,700	1,201,100
Weighted average exercise price of share options granted | $ / shares		$ 13.27	$ 13.51
Expected life | Month		46	46
Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation related to share options		$ 2,300,000
Share-based compensation capitalized		$ 1,100,000
Number of share options granted | shares		1,005,600	1,199,100
Weighted average exercise price of share options granted | $ / shares		$ 6.47	$ 7.62
Expected life | Month		45	48
Officers [Member] | Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Replacement restricted stock units granted | shares		458,450
Deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of deferred share units granted | $ / shares		$ 15.54	$ 12.35
Deferred share units [Member] | Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of deferred share units granted | $ / shares		7.24	7.62
Restricted share units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of restricted share units granted | $ / shares		$ 13.24	$ 13.56
Number of restricted stock units forfeited | shares		215,812
Restricted share units ("RSU") [Member] | Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of restricted share units granted | $ / shares		$ 7.02
Restricted share units ("RSU") [Member] | Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted stock units granted | shares				150,000
Weighted average value of restricted share units granted | $ / shares				$ 12.70
Vesting period				3 years
Additional number of restricted stock units granted | shares	75,000
Weighted average value of restricted share units granted | $ / shares	$ 12.70
Common shares acquired by an officer | shares				75,000
Common shares issued to the officer after income tax deduction | shares				34,852
DSU and RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 4,700,000	$ 6,800,000
Share-based compensation capitalized			600,000
Closing price of the common shares		$ 15.48
Marginal income tax rate		53.30%
Employees tax obligations settlement amount related to vested RSU and DSU		$ 2,600,000	2,700,000
Employees tax obligations settlement amount related to outstanding RSU and DSU		10,400,000	14,200,000
DSU and RSU [Member] | Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		3,300,000
Share-based compensation capitalized		1,300,000
Closing price of the common shares		$ 4.06
Marginal income tax rate		53.30%
Employees tax obligations settlement amount related to vested RSU and DSU
Employees tax obligations settlement amount related to outstanding RSU and DSU		$ 2,800,000	$ 700,000